Form N-1A Supplement	May 04, 2026
Unlimited HFND Multi-Strategy Return Tracker ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus dated January 2, 2026, and

Prospectus and Statement of Additional Information (“SAI”),

each dated January 1, 2026, as supplemented

The Unlimited HFND Multi-Strategy Return Tracker ETF (the “Fund”), a series of Tidal Trust I, commenced operations as a non-diversified fund; however, the Fund has continuously operated as diversified for three years and is now classified as a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”).